Taxes - Summary Of Tax Liabilities Presented In Consolidated Statements Of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities	$ 1,545
Current	299	$ 127
Non-current	671
Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities	153
Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities	784
Non -tax debts settlement program - PRD [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities	87
Withholding income taxes [member]
Disclosure Of Tax Liabilities [Line Items]
Tax Liabilities	521
Tax Settlement Program [member]
Disclosure Of Tax Liabilities [Line Items]
Tax liability	2,462
Settlement In cash	(691)
Tax losses used in settlement	(248)
Total Settlement	(939)
Inflation indexation	23
CTA	(1)
Tax Liabilities	1,545
Current	874
Non-current	671
Tax Settlement Program [member] | Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax liability	502
Settlement In cash	(100)
Tax losses used in settlement	(248)
Total Settlement	(348)
CTA	(1)
Tax Liabilities	153
Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax liability	1,202
Settlement In cash	(459)
Total Settlement	(459)
Inflation indexation	23
CTA	18
Tax Liabilities	784
Tax Settlement Program [member] | Withholding income taxes [member]
Disclosure Of Tax Liabilities [Line Items]
Tax liability	531
CTA	(10)
Tax Liabilities	521
Income taxes [member] | Tax Settlement Program [member] | Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax liability	321
Settlement In cash	(64)
Tax losses used in settlement	(103)
Total Settlement	(167)
CTA	(1)
Tax Liabilities	153
Income taxes [member] | Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax liability	1,128
Settlement In cash	(425)
Total Settlement	(425)
Inflation indexation	21
CTA	20
Tax Liabilities	744
Other taxes [member] | Tax Settlement Program [member] | Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax liability	181
Settlement In cash	(36)
Tax losses used in settlement	(145)
Total Settlement	(181)
Other taxes [member] | Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Tax liability	74
Settlement In cash	(34)
Total Settlement	(34)
Inflation indexation	2
CTA	(2)
Tax Liabilities	40
Production taxes [member] | Tax Settlement Program [member] | Non -tax debts settlement program - PRD [member]
Disclosure Of Tax Liabilities [Line Items]
Tax liability	227
Settlement In cash	(132)
Total Settlement	(132)
CTA	(8)
Tax Liabilities	$ 87